SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF CANADA GOOSE HOLDINGS INC. - Condensed Statements of Financial Position (Details) - CAD ($) $ in Millions	Mar. 28, 2021	Mar. 29, 2020	Mar. 31, 2019	Mar. 31, 2018
Current assets
Cash	$ 477.9	$ 31.7	$ 88.6	$ 95.3
Other current assets	31.0	43.5
Total current assets	896.9	531.8
Deferred income taxes	46.9	40.8
Total assets	1,507.2	1,120.3
Current liabilities
Accounts payable and accrued liabilities	177.8	144.4
Total liabilities	907.1	600.1
Shareholders' equity
Total shareholders' equity	600.1	520.2	399.1	243.6
Total liabilities and shareholders' equity	1,507.2	1,120.3
Parent company
Current assets
Cash	4.3	0.6	1.1	1.3
Other current assets	0.0	0.1
Total current assets	4.3	0.7
Note receivable from subsidiary	43.3	54.0
Investment in subsidiary	572.1	497.8
Deferred income taxes	7.3	2.6
Total assets	627.0	555.1
Current liabilities
Accounts payable and accrued liabilities	0.4	0.3
Due to subsidiary	26.5	34.6
Total liabilities	26.9	34.9
Shareholders' equity
Share capital	120.5	114.7
Contributed surplus	25.2	15.7
Retained earnings	454.4	389.8
Total shareholders' equity	600.1	520.2	$ 399.1	$ 243.6
Total liabilities and shareholders' equity	$ 627.0	$ 555.1